First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 70.0%
	Electric Utilities – 13.8%
150,300	Alliant Energy Corp.	$7,313,598
132,450	American Electric Power Co., Inc. (c)	10,349,643
12,300	Duke Energy Corp.	1,178,709
14,500	Emera, Inc. (CAD)	512,399
590,683	Enel S.p.A., ADR	3,993,017
12,500	Entergy Corp.	1,247,000
55,300	Evergy, Inc.	2,807,581
78,090	Eversource Energy (c)	4,234,040
150,000	Exelon Corp. (c)	5,221,500
10,100	Fortis, Inc. (CAD)	405,217
14,500	Iberdrola S.A., ADR	696,145
39,500	IDACORP, Inc.	3,656,910
15,700	Orsted A/S, ADR	290,921
230,830	PPL Corp. (c)	6,047,746
73,800	Southern (The) Co. (c)	5,130,576
86,100	Xcel Energy, Inc.	5,154,807
		58,239,809
	Energy Equipment & Services – 1.2%
315,800	Archrock, Inc.	5,160,172
	Gas Utilities – 6.7%
134,190	AltaGas Ltd. (CAD)	2,789,699
64,900	Atmos Energy Corp.	7,394,706
244,600	National Fuel Gas Co.	11,535,336
72,960	New Jersey Resources Corp.	2,978,957
48,000	ONE Gas, Inc.	2,945,760
32,839	UGI Corp.	727,055
		28,371,513
	Independent Power & Renewable Electricity Producers – 1.6%
225,170	AES (The) Corp. (c)	3,755,836
127,403	Clearway Energy, Inc., Class A	2,861,471
17,900	EDP Renovaveis S.A. (EUR) (d)	289,859
		6,907,166
	Multi-Utilities – 10.1%
18,000	Ameren Corp.	1,252,260
145,000	Atco Ltd., Class I (CAD)	4,055,190
68,439	CenterPoint Energy, Inc.	1,912,186
39,690	CMS Energy Corp.	2,268,680
53,000	DTE Energy Co.	5,587,260
134,130	Public Service Enterprise Group, Inc. (c)	7,778,199
196,200	Sempra (c)	14,040,072
69,260	WEC Energy Group, Inc. (c)	5,593,437
		42,487,284
	Oil, Gas & Consumable Fuels – 36.4%
127,500	BP PLC, ADR (c)	4,475,250
21,820	Cheniere Energy, Inc. (c)	3,578,262
33,000	Chevron Corp.	4,865,190
295,500	DT Midstream, Inc.	15,865,395
331,873	Enbridge, Inc. (c)	11,781,492
125,000	Equitrans Midstream Corp.	1,273,750
70,000	Exxon Mobil Corp. (c)	7,196,700
309,996	Keyera Corp. (CAD)	7,498,285

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
931,353	Kinder Morgan, Inc.	$15,758,493
368,370	ONEOK, Inc.	25,141,252
131,000	Shell PLC, ADR (c)	8,241,210
107,100	Targa Resources Corp.	9,099,216
189,034	TC Energy Corp.	7,453,611
155,300	TotalEnergies SE, ADR (c)	10,122,454
608,441	Williams (The) Cos., Inc.	21,088,565
		153,439,125
	Water Utilities – 0.2%
5,500	American Water Works Co., Inc.	682,110
	Total Common Stocks	295,287,179
	(Cost $298,528,583)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 46.7%
	Chemicals – 3.0%
539,120	Westlake Chemical Partners, L.P.	12,604,625
	Energy Equipment & Services – 0.4%
74,200	USA Compression Partners, L.P.	1,851,290
	Independent Power & Renewable Electricity Producers – 1.5%
217,289	NextEra Energy Partners, L.P. (e)	6,486,077
	Oil, Gas & Consumable Fuels – 41.8%
505,423	Cheniere Energy Partners, L.P.	26,746,985
2,709,409	Energy Transfer, L.P.	38,744,549
40,000	EnLink Midstream, LLC (e)	482,400
1,741,041	Enterprise Products Partners, L.P.	46,590,257
312,189	Hess Midstream, L.P., Class A (e)	10,555,110
704,000	MPLX, L.P.	27,139,200
1,551,620	Plains All American Pipeline, L.P.	23,957,013
101,069	TXO Partners, L.P.	1,881,905
		176,097,419
	Total Master Limited Partnerships	197,039,411
	(Cost $105,761,050)
Shares	Description	Value
MONEY MARKET FUNDS (a) – 7.5%
31,667,185	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (f)	31,667,185
	(Cost $31,667,185)
	Total Investments – 124.2%	523,993,775
	(Cost $435,956,818)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.3)%
	Call Options Written – (0.3)%
(2,251)	AES (The) Corp.	$(3,754,668)	19.00	03/15/24	(33,765)
(1,324)	American Electric Power Co., Inc.	(10,345,736)	80.00	02/16/24	(39,720)
(1,275)	BP PLC	(4,475,250)	36.00	02/16/24	(63,750)
(218)	Cheniere Energy, Inc.	(3,574,982)	170.00	02/16/24	(18,530)
(3,318)	Enbridge, Inc.	(11,778,900)	37.50	02/16/24	(33,180)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(780)	Eversource Energy	$(4,229,160)	55.00	02/16/24	$(78,000)
(1,500)	Exelon Corp.	(5,221,500)	36.00	04/19/24	(142,500)
(450)	Exxon Mobil Corp.	(4,626,450)	99.00	02/16/24	(236,250)
(2,308)	PPL Corp.	(6,046,960)	27.00	04/19/24	(136,172)
(1,341)	Public Service Enterprise Group, Inc. (d) (g)	(7,776,459)	65.00	02/16/24	(1,341)
(1,962)	Sempra	(14,040,072)	80.00	02/16/24	(19,620)
(1,310)	Shell PLC, ADR	(8,241,210)	62.50	02/16/24	(209,600)
(738)	Southern (The) Co.	(5,130,576)	75.00	02/16/24	(6,642)
(1,553)	TotalEnergies SE, ADR	(10,122,454)	65.00	02/16/24	(240,715)
(692)	WEC Energy Group, Inc.	(5,588,592)	82.50	02/16/24	(44,980)
	Total Written Options				(1,304,765)
	(Premiums received $1,084,806)

Outstanding Loans – (22.4)%	(94,500,000)
Net Other Assets and Liabilities – (1.5)%	(6,438,439)
Net Assets – 100.0%	$421,750,571

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	5.42% (2)	09/03/24	$47,000,000	2.367% (3)	$865,410
N/A (4) (5)	5.33% (6)	10/21/25	411,980	5.320% (7)	(168)
			$47,411,980		$865,242
(1) Payment frequency is monthly
(2) SOFR + 0.11448%
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2024, investments noted as such are valued at $288,518 or 0.1% of net assets. Certain of these investments are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these investments are typically valued at the last sale price on the exchange on which they are principally traded.

(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2024.
(g)	This investment’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
SOFR	– Secured Overnight Financing Rate

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$6,907,166	$6,617,307	$289,859	$—
Other Industry Categories*	288,380,013	288,380,013	—	—
Master Limited Partnerships*	197,039,411	197,039,411	—	—
Money Market Funds	31,667,185	31,667,185	—	—
Total Investments	523,993,775	523,703,916	289,859	—
Interest Rate Swap Agreements	865,410	—	865,410	—
Total	$524,859,185	$523,703,916	$1,155,269	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Interest Rate Swap Agreements	$(168)	$—	$(168)	$—
Written Options	(1,304,765)	(1,127,159)	(176,265)	(1,341)
Total	$(1,304,933)	$(1,127,159)	$(176,433)	$(1,341)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.